Other Assets and Receivables - Summary of Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Assets And Receivables [abstract]
Receivables from policyholders	€ 132	€ 118
Receivables from brokers and agents	306	270
Cash outstanding from assets sold	394	176
Trade receivables	475	654
Cash collateral	455	515
Income tax receivable	146	286
Other	1,581	1,828
Expected credit losses	(17)	(18)
Receivables	3,472	3,830
Current	3,352	3,736
Non-current	€ 121	€ 94